Restatement of Financial Statements	6 Months Ended
Dec. 31, 2020
Restatement of Financial Statements
Note 2— Restatement of Financial Statements
In June 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public Warrants the Company issued in its initial public offering, the Company’s previously issued financial statements for the Affected Period should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Period included in this Annual Report.
As disclosed in the previously filed Form 10-K/A on May 7, 2021, the Public Warrants were reflected as derivative liability as opposed to a component of equity on the balance sheet. The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC
815-40
to the warrant agreement. The Company is capitalized as a single class of common stock, accordingly, a qualifying cash tender offer of more than 50% of the Common Stock will always result in a change-in-control, and in accordance with ASC 815-40-55-3, this would not preclude permanent equity classification of the Public Warrants. Therefore, the Company is restating its financial statements to reclass its Public Warrants from liabilities classified to equity classified.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements as of December 31, 2021 and for the period from June 24, 2020 through December 31, 2020 should be restated because of a misapplication in the guidance around accounting the Public Warrants and should no longer be relied upon. The Public Warrants were issued in connection with the Company’s Initial Public Offering.
Impact of the Restatement
The impact of the restatement on the Balance Sheet, Statement of Operations and Statement of Cash Flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Balance Sheet
Total assets	$171,601,077	$—		$171,601,077

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$129,388	$—		$129,388
Warrant liabilities	9,167,678	(9,044,608)	(1)(2)	123,070

Total liabilities	9,297,066	(9,044,608)		252,458
Common stock, $0.001 par value; shares subject to possible redemption	157,304,001	9,044,608	(1)(2)	166,348,609
Stockholders’ equity
Preferred stock- $0.001 par value	—	—		—
Common stock - $0.001 par value	5,748	(905)	(2)	4,843
Additional paid-in-capital	3,882,343	1,219,855	(2)	5,102,198
Retained earnings (deficit)	1,111,919	(1,218,950)	(2)	(107,031)

Total stockholders’ equity	5,000,010	—		5,000,010

Total liabilities and stockholders’ equity	$171,601,077	$—		$171,601,077

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(153,657)	$—		$(153,657)
Other (expense) income:
Change in fair value of warrant liabilities	1,238,234	(1,218,950)	(2)	19,284
Interest income	27,342	—		27,342

Total other (expense) income	1,265,576	(1,218,950)		46,626

Net income (loss)	$1,111,919	$(1,218,950)		$(107,031)

Basic and diluted weighted-average redeemable common shares outstanding	16,710,435	12,921		16,723,356

Basic and diluted net income (loss) per redeemable common shares	$(0.00)	—		$(0.00)

Basic and diluted weighted-average non-redeemable common shares outstanding	4,496,137	(12,921)		4,483,216

Basic and diluted net income (loss) per non-redeemable common shares	$0.25	$(0.27)		$(0.02)

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Cash Flows
Net income (loss)	$1,111,919	$(1,218,950)	(2)	$(107,032)
Adjustment to reconcile net loss to net cash used in operating activities	(1,433,559)	1,218,950	(2)	(214,608)
Net cash used in operating activities	(321,640)	—		(321,640)
Net cash used in investing activities	(170,000,000)	—		(170,000,000)
Net cash provided by financing activities	171,598,004	—		171,598,004

Net change in cash	$1,276,364	$—		$1,276,364

Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption	$156,065,767	$11,501,792		$167,567,559

(1)	To reclass public warrants from liabilities to stockholders’ equity.
(2)	To adjust the change in warrant liability for the period ended December 31, 2020.